Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forwards	$ 130,177	$ 65,292	$ 10,233
Provision for doubtful debt	13,594	4,875
Deferred tax assets, gross	143,771	70,167	10,233
Valuation allowance on net operating loss	(143,771)	(70,167)	(10,233)
Deferred tax assets